Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Entity Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	dei_EntityCentralIndexKey	0000826732
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Calamos Funds (Class A, B and C) | Calamos Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock

Calamos® Family of Funds

Supplement dated July 1, 2011 to

Calamos® Family of Funds Class A, B and C Prospectus dated March 1, 2011

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 8 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Value Fund:

Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	cit826732_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Calamos Funds (Class I and R) | Calamos Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock

Calamos® Family of Funds

Supplement dated July 1, 2011 to

Calamos® Family of Funds Class I and R Prospectus dated March 1, 2011

This supplement supersedes the supplement that was filed on March 21, 2011 for Calamos International Growth Fund and Calamos Global Equity Fund.

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 7 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Value Fund:

Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Calamos Value Fund | Class A, Calamos Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	587
Three Years	rr_ExpenseExampleYear03	870
Five Years	rr_ExpenseExampleYear05	1,222
Ten Years	rr_ExpenseExampleYear10	2,211
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS A
One Year	rr_ExpenseExampleNoRedemptionYear01	587
Three Years	rr_ExpenseExampleNoRedemptionYear03	870
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,222
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,211
Calamos Value Fund | Class B, Calamos Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS B
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.90%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS B
One Year	rr_ExpenseExampleYear01	693
Three Years	rr_ExpenseExampleYear03	945
Five Years	rr_ExpenseExampleYear05	1,372
Ten Years	rr_ExpenseExampleYear10	2,427
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS B
One Year	rr_ExpenseExampleNoRedemptionYear01	193
Three Years	rr_ExpenseExampleNoRedemptionYear03	645
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,172
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,427
Calamos Value Fund | Class C, Calamos Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS C
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.90%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	293
Three Years	rr_ExpenseExampleYear03	645
Five Years	rr_ExpenseExampleYear05	1,172
Ten Years	rr_ExpenseExampleYear10	2,616
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS C
One Year	rr_ExpenseExampleNoRedemptionYear01	193
Three Years	rr_ExpenseExampleNoRedemptionYear03	645
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,172
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,616
Calamos Value Fund | Class I, Calamos Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS I
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS I
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	337
Five Years	rr_ExpenseExampleYear05	651
Ten Years	rr_ExpenseExampleYear10	1,543
Calamos Value Fund | Class R, Calamos Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS R
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS R
One Year	rr_ExpenseExampleYear01	143
Three Years	rr_ExpenseExampleYear03	493
Five Years	rr_ExpenseExampleYear05	916
Ten Years	rr_ExpenseExampleYear10	2,095
Calamos Funds (Class A, B and C) | Calamos Blue Chip Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 13 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Blue Chip Fund:
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	cit826732_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Calamos Funds (Class I and R) | Calamos Blue Chip Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 11 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Blue Chip Fund:

Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Calamos Blue Chip Fund | Class A, Calamos Blue Chip Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	587
Three Years	rr_ExpenseExampleYear03	866
Five Years	rr_ExpenseExampleYear05	1,209
Ten Years	rr_ExpenseExampleYear10	2,176
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS A
One Year	rr_ExpenseExampleNoRedemptionYear01	587
Three Years	rr_ExpenseExampleNoRedemptionYear03	866
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,209
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,176
Calamos Blue Chip Fund | Class B, Calamos Blue Chip Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS B
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.31%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.90%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS B
One Year	rr_ExpenseExampleYear01	693
Three Years	rr_ExpenseExampleYear03	941
Five Years	rr_ExpenseExampleYear05	1,359
Ten Years	rr_ExpenseExampleYear10	2,393
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS B
One Year	rr_ExpenseExampleNoRedemptionYear01	193
Three Years	rr_ExpenseExampleNoRedemptionYear03	641
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,393
Calamos Blue Chip Fund | Class C, Calamos Blue Chip Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS C
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.31%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.90%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	293
Three Years	rr_ExpenseExampleYear03	641
Five Years	rr_ExpenseExampleYear05	1,159
Ten Years	rr_ExpenseExampleYear10	2,582
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS C
One Year	rr_ExpenseExampleNoRedemptionYear01	193
Three Years	rr_ExpenseExampleNoRedemptionYear03	641
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,582
Calamos Blue Chip Fund | Class I, Calamos Blue Chip Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS I
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS I
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	333
Five Years	rr_ExpenseExampleYear05	638
Ten Years	rr_ExpenseExampleYear10	1,505
Calamos Blue Chip Fund | Class R, Calamos Blue Chip Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS R
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS R
One Year	rr_ExpenseExampleYear01	143
Three Years	rr_ExpenseExampleYear03	488
Five Years	rr_ExpenseExampleYear05	902
Ten Years	rr_ExpenseExampleYear10	2,058
Calamos Funds (Class A, B and C) | Calamos Discovery Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 18 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Discovery Growth Fund:
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	cit826732_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund commenced operations on June 1, 2010, "Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Calamos Funds (Class I and R) | Calamos Discovery Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 15 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Discovery Growth Fund:
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Fund offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund commenced operations on June 1, 2010, "Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Calamos Discovery Growth Fund | Class A, Calamos Discovery Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[4]
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.30%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[5]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.52%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	622
Three Years	rr_ExpenseExampleYear03	1,012
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS A
One Year	rr_ExpenseExampleNoRedemptionYear01	622
Three Years	rr_ExpenseExampleNoRedemptionYear03	1,012
Calamos Discovery Growth Fund | Class B, Calamos Discovery Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS B
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.96%	[4]
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.98%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[5]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	2.27%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS B
One Year	rr_ExpenseExampleYear01	730
Three Years	rr_ExpenseExampleYear03	1,084
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS B
One Year	rr_ExpenseExampleNoRedemptionYear01	230
Three Years	rr_ExpenseExampleNoRedemptionYear03	784
Calamos Discovery Growth Fund | Class C, Calamos Discovery Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS C
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[4]
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.95%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[5]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	2.27%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	330
Three Years	rr_ExpenseExampleYear03	780
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS C
One Year	rr_ExpenseExampleNoRedemptionYear01	230
Three Years	rr_ExpenseExampleNoRedemptionYear03	780
Calamos Discovery Growth Fund | Class I, Calamos Discovery Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS I
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.08%	[4]
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[6]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.27%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS I
One Year	rr_ExpenseExampleYear01	129
Three Years	rr_ExpenseExampleYear03	492
Calamos Discovery Growth Fund | Class R, Calamos Discovery Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS R
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[4]
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.54%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[6]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.77%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS R
One Year	rr_ExpenseExampleYear01	180
Three Years	rr_ExpenseExampleYear03	640
Calamos Funds (Class A, B and C) | Calamos International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 21 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos International Growth Fund:
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	cit826732_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Calamos Funds (Class I and R) | Calamos International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 18 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos International Growth Fund:
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Calamos International Growth Fund | Class A, Calamos International Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS A
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[7]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	611
Three Years	rr_ExpenseExampleYear03	926
Five Years	rr_ExpenseExampleYear05	1,290
Ten Years	rr_ExpenseExampleYear10	2,312
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS A
One Year	rr_ExpenseExampleNoRedemptionYear01	611
Three Years	rr_ExpenseExampleNoRedemptionYear03	926
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,290
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,312
Calamos International Growth Fund | Class B, Calamos International Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS B
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.42%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[7]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	2.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS B
One Year	rr_ExpenseExampleYear01	718
Three Years	rr_ExpenseExampleYear03	1,001
Five Years	rr_ExpenseExampleYear05	1,440
Ten Years	rr_ExpenseExampleYear10	2,527
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS B
One Year	rr_ExpenseExampleNoRedemptionYear01	218
Three Years	rr_ExpenseExampleNoRedemptionYear03	701
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,240
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,527
Calamos International Growth Fund | Class C, Calamos International Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS C
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.42%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[7]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	2.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	318
Three Years	rr_ExpenseExampleYear03	701
Five Years	rr_ExpenseExampleYear05	1,240
Ten Years	rr_ExpenseExampleYear10	2,714
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS C
One Year	rr_ExpenseExampleNoRedemptionYear01	218
Three Years	rr_ExpenseExampleNoRedemptionYear03	701
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,240
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,714
Calamos International Growth Fund | Class I, Calamos International Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS I
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[8]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS I
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	395
Five Years	rr_ExpenseExampleYear05	723
Ten Years	rr_ExpenseExampleYear10	1,653
Calamos International Growth Fund | Class R, Calamos International Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS R
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[8]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.65%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS R
One Year	rr_ExpenseExampleYear01	168
Three Years	rr_ExpenseExampleYear03	549
Five Years	rr_ExpenseExampleYear05	985
Ten Years	rr_ExpenseExampleYear10	2,198
Calamos Funds (Class A, B and C) | Calamos Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 31 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Global Equity Fund:
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	cit826732_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Calamos Funds (Class I and R) | Calamos Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 26 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Global Equity Fund:
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Calamos Global Equity Fund | Class A, Calamos Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS A
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[7]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	611
Three Years	rr_ExpenseExampleYear03	948
Five Years	rr_ExpenseExampleYear05	1,359
Ten Years	rr_ExpenseExampleYear10	2,504
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS A
One Year	rr_ExpenseExampleNoRedemptionYear01	611
Three Years	rr_ExpenseExampleNoRedemptionYear03	948
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,359
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,504
Calamos Global Equity Fund | Class B, Calamos Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS B
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.64%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[7]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	2.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS B
One Year	rr_ExpenseExampleYear01	718
Three Years	rr_ExpenseExampleYear03	1,025
Five Years	rr_ExpenseExampleYear05	1,510
Ten Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS B
One Year	rr_ExpenseExampleNoRedemptionYear01	218
Three Years	rr_ExpenseExampleNoRedemptionYear03	725
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,310
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,716
Calamos Global Equity Fund | Class C, Calamos Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS C
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.64%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[7]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	2.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	318
Three Years	rr_ExpenseExampleYear03	725
Five Years	rr_ExpenseExampleYear05	1,310
Ten Years	rr_ExpenseExampleYear10	2,899
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS C
One Year	rr_ExpenseExampleNoRedemptionYear01	218
Three Years	rr_ExpenseExampleNoRedemptionYear03	725
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,310
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,899
Calamos Global Equity Fund | Class I, Calamos Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS I
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[8]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS I
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	418
Five Years	rr_ExpenseExampleYear05	794
Ten Years	rr_ExpenseExampleYear10	1,849
Calamos Global Equity Fund | Class R, Calamos Global Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS R
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.14%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[8]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.65%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS R
One Year	rr_ExpenseExampleYear01	168
Three Years	rr_ExpenseExampleYear03	573
Five Years	rr_ExpenseExampleYear05	1,056
Ten Years	rr_ExpenseExampleYear10	2,391
Calamos Funds (Class A, B and C) | Calamos Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 51 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Total Return Bond Fund:
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	cit826732_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Calamos Funds (Class I and R) | Calamos Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit826732_SupplementTextBlock	The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 44 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Total Return Bond Fund:
Fees and Expenses of the Fund	cit826732_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Calamos Total Return Bond Fund | Class A, Calamos Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS A
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[9]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.91%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	464
Three Years	rr_ExpenseExampleYear03	662
Five Years	rr_ExpenseExampleYear05	886
Ten Years	rr_ExpenseExampleYear10	1,528
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS A
One Year	rr_ExpenseExampleNoRedemptionYear01	464
Three Years	rr_ExpenseExampleNoRedemptionYear03	662
Five Years	rr_ExpenseExampleNoRedemptionYear05	886
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,528
Calamos Total Return Bond Fund | Class B, Calamos Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS B
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[9]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.66%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS B
One Year	rr_ExpenseExampleYear01	519
Three Years	rr_ExpenseExampleYear03	732
Five Years	rr_ExpenseExampleYear05	1,053
Ten Years	rr_ExpenseExampleYear10	1,840
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS B
One Year	rr_ExpenseExampleNoRedemptionYear01	169
Three Years	rr_ExpenseExampleNoRedemptionYear03	532
Five Years	rr_ExpenseExampleNoRedemptionYear05	928
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,840
Calamos Total Return Bond Fund | Class C, Calamos Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS C
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[9]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.66%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	269
Three Years	rr_ExpenseExampleYear03	532
Five Years	rr_ExpenseExampleYear05	928
Ten Years	rr_ExpenseExampleYear10	2,038
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	CLASS C
One Year	rr_ExpenseExampleNoRedemptionYear01	169
Three Years	rr_ExpenseExampleNoRedemptionYear03	532
Five Years	rr_ExpenseExampleNoRedemptionYear05	928
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,038
Calamos Total Return Bond Fund | Class I, Calamos Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS I
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.66%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS I
One Year	rr_ExpenseExampleYear01	67
Three Years	rr_ExpenseExampleYear03	219
Five Years	rr_ExpenseExampleYear05	394
Ten Years	rr_ExpenseExampleYear10	901
Calamos Total Return Bond Fund | Class R, Calamos Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	CLASS R
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.16%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS R
One Year	rr_ExpenseExampleYear01	118
Three Years	rr_ExpenseExampleYear03	377
Five Years	rr_ExpenseExampleYear05	665
Ten Years	rr_ExpenseExampleYear10	1,485

[1]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.
[2]	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.
[3]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 0.90% and 1.40% of average net assets, respectively.
[4]	Because the Fund commenced operations on June 1, 2010, "Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[5]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.50%, 2.25% and 2.25% of average net assets, respectively.
[6]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.25% and 1.75% of average net assets, respectively.
[7]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.
[8]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.15% and 1.65% of average net assets, respectively.
[9]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 0.90%, 1.65% and 1.65% of average net assets, respectively.
[10]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 0.65% and 1.15% of average net assets, respectively.